PROPERTY AND EQUIPMENT (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Cost:
Property and equipment, cost	2,930,000	$ 2,633,000
Accumulated depreciation	(2,114,000)	(1,827,000)
Property and equipment, net	816,000	$ 806,000
Furniture and Fixtures [Member] | Maximum [Member]
Cost:
Useful Life	7 years
Furniture and Fixtures [Member] | Minimum [Member]
Cost:
Useful Life	3 years